Borrowings including the impact of Interest Rate and Cross-Currency Swaps (Detail) - USD ($) $ in Millions		12 Months Ended
		Sep. 29, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Borrowings		$ 20,874	$ 25,291
Less current portion		3,790	6,172
Total long-term borrowings		17,084	19,119
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	7,555
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums		121	138
Qualifying hedges, market value adjustments for debt		304	73
Before International Theme Park Consolidation
Debt Instrument [Line Items]
Borrowings		$ 19,729	24,146
Borrowings, Stated Interest Rate	[2]	2.79%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 7,555
Borrowings, Effective Interest Rate	[3]	3.22%
BAMTech Notes Payable
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current		$ 0	1,581
Borrowings, Stated Interest Rate	[2]	0.00%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 0
Borrowings, Effective Interest Rate	[3]	0.00%
Commercial paper
Debt Instrument [Line Items]
Borrowings		$ 1,005	2,772
Borrowings, Stated Interest Rate	[2]	0.00%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1],[4]	$ 0
Borrowings, Effective Interest Rate	[3]	2.24%
U.S. and European Medium-term Notes
Debt Instrument [Line Items]
Borrowings	[4]	$ 17,942	19,721
Borrowings, Stated Interest Rate	[2],[4]	2.91%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1],[4]	$ 6,600
Borrowings, Effective Interest Rate	[3],[4]	3.27%
U.S. and European Medium-term Notes | Minimum
Debt Instrument [Line Items]
Swap Maturity Year		Dec. 31, 2019
U.S. and European Medium-term Notes | Maximum
Debt Instrument [Line Items]
Swap Maturity Year		Dec. 31, 2027
Foreign currency denominated debt
Debt Instrument [Line Items]
Borrowings		$ 955	13
Borrowings, Stated Interest Rate	[2]	2.76%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 955
Borrowings, Effective Interest Rate	[3]	2.92%
Swap Maturity Year		Dec. 31, 2025
Capital Cities/ABC debt
Debt Instrument [Line Items]
Borrowings		$ 103	105
Borrowings, Stated Interest Rate	[2]	8.75%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 0
Borrowings, Effective Interest Rate	[3]	5.99%
Other
Debt Instrument [Line Items]
Custom Long-term Debt (contra)	[5]	$ (276)	(46)
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1],[5]	0
Asia International Theme Parks
Debt Instrument [Line Items]
Borrowings		$ 1,145	$ 1,145
Borrowings, Stated Interest Rate	[2]	1.33%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 0
Borrowings, Effective Interest Rate	[3]	5.17%
Total borrowings
Debt Instrument [Line Items]
Borrowings, Stated Interest Rate	[2]	2.71%
Borrowings, Effective Interest Rate	[3]	3.32%
Long Term Debt, Current Portion
Debt Instrument [Line Items]
Borrowings, Stated Interest Rate	[2]	1.85%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 1,600
Borrowings, Effective Interest Rate	[3]	2.94%
Non Current
Debt Instrument [Line Items]
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 5,955

[1]	Amounts represent notional values of interest rate and cross-currency swaps outstanding as of September 29, 2018.
[2]	The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at September 29, 2018; these rates are not necessarily an indication of future interest rates.
[3]	The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.
[4]	Includes net debt issuance premiums, discounts and costs totaling $121 million and $138 million at September 29, 2018 and September 30, 2017, respectively.
[5]	Includes market value adjustments for debt with qualifying hedges, which reduce borrowings by $304 million and $73 million at September 29, 2018 and September 30, 2017, respectively.